BRIDGES INVESTMENT FUND, INC.


                                 FIRST QUARTER


                                      1997








                               CONTENTS OF REPORT


      Pages 1 - 3        Shareholder Letter

      Exhibit 1 Portfolio Transactions from January 1, 1997, through March 31, 1997

      Exhibit 2          Quarter-to-Quarter Changes in Financial Data

      Exhibit 3          Reports to Stockholders of Management Companies


      Pages F1-F14       Unaudited Financial Statements for the
                         Three Months Ended March 31, 1997






      This report has been prepared for the information of the shareholders of Bridges Investment Fund, Inc. and is under no circumstances to be construed as an offering of shares of the Fund. Such offering is made only by Prospectus, a copy of which may be obtained by inquiry to the Fund's office.
                         BRIDGES INVESTMENT FUND, INC.
                              8401 West Dodge Road
                             Omaha, Nebraska 68114

                            Telephone  402-397-4700
                            Facsimile  402-397-8617



                                   Directors


                    Frederick N. Backer
                    Edson L. Bridges II
                    Edson L. Bridges III
                    N. P. Dodge, Jr.
                    John W. Estabrook
                    Jon D. Hoffmaster
                    John J. Koraleski
                    Roger A. Kupka
                    Gary L. Petersen
                    Roy A. Smith
                    L.B. Thomas



                                    Officers


                    Edson L. Bridges II - Chairman and
                                            Chief Executive Officer
                    Edson L. Bridges III - President
                    Douglas P. Person - Vice President
                    Rosemary M. Teckmeyer - Vice President
                    Mary Ann Mason - Secretary
                    Kathleen J. Stranik - Assistant Secretary
                    Nancy K. Dodge - Treasurer



                                    Auditor


                              Arthur Andersen LLP
                              1700 Farnam Street
                              Omaha, Nebraska 68102



                               Corporate Counsel


                         Baird, Holm, McEachen,
                          Pedersen, Hamann & Strasheim
                         1500 Woodmen Tower
                         Omaha, Nebraska 68102






                                                                  April 25, 1997



Dear Shareholder:

First Quarter Review
--------------------

     The net asset value per share of the Fund was $24.99 on March 31, 1997. This price was 1.7% higher than the $24.56 net asset value per share at year-end, 1996. The $24.99 price was the highest end of the quarter valuation achieved in the history of the Fund.

     The Dow Jones Industrial Average and the Standard & Poor's 500 Composite Index both advanced to new all time high points during the First Quarter of 1997 in response to a stronger than expected U.S. economy and the potential improvements for corporate earnings related to that trend.

Operations
----------

     The net assets of the Fund were $30,255,441 on March 31, 1997, representing the highest value for any calendar quarter reporting date in the history of the Fund. Net assets grew $1,005,953 from the 1996 year ending total of $29,249,488, an increase of 3.4% for the First Quarter of 1997.

     There were 1,210,627 shares of capital stock outstanding on March 31, 1997. This level of shares outstanding represented a record high for any three month accounting statement period. The net gain in shares outstanding for the First Quarter of 1997 was 19,796, which constituted a 1.7% advance over the 1,190,831 shares outstanding at the end of 1996.

     Net investment income was $163,218 for the First Quarter of 1997 compared to $153,898 for the same period one year ago, Net realized gains were $107,499 on the securities portfolio for the Fund for the quarter ending March 31, 1997. There were $22,002 in net realized losses in the Fund's portfolio for the comparable period in 1996.

     The Fund's unaudited financial statements, appearing on pages F-1 through F-14, provide the Schedule of Portfolio Investments, the Statement of Assets and Liabilities, the Statement of Operations, and the Notes to Financial Statements as of March 31, 1997. These documents constitute our basic report to you. Please refer to Exhibits 1 and 2 for the Fund's portfolio transactions in the current quarter and the historical information on our operations with respect to net assets, shares outstanding, net asset value per share, dividends, and capital gains distributions.


Required Reports
----------------

     Rule 30 d-1 (6) of the General Rules and Regulations under the Investment Company Act of 1940, as amended by the Securities and Exchange Commission, requires certain reports to stockholders with respect to any matter that was submitted to a shareholder vote during the period covered by the shareholder report. The Annual Meeting of Shareholders of the Fund was held on February 18, 1997. The information required to be reported with respect to this meeting appears in Exhibit 3. A similar presentation will be made each time there is an annual or special meeting, and, in the instance of this report, the same information will be republished in January, 1998 to fulfill requirements in connection with proxy solicitation for the next annual meeting.
Cash Distribution

     On April 11, 1997, the Board of Directors declared a $.1325 per share dividend on the shares of capital stock outstanding on April 11, 1997 -- the record date for this income distribution. The dividend amount will be payable on or about April 25, 1997. This dividend is payable from net investment income earned during the January - March, 1997, Quarter.

Prospectus
-----------

     This letter transmits the 1997 edition of the Fund's Prospectus that became effective on April 25, 1997. The Prospectus is Part A of a three segment filing with the Securities and Exchange Commission in Washington, D.C. Part B is the Statement of Additional Information, and Part C contains Other Information. The Fund will mail Part A with this letter. Please notify Mrs. Mary Ann Mason, Secretary of the Fund, if you wish to receive Part B and/or Part C, and she will mail copies of the 1997 revisions in these documents to you. The Annual Report for 1996 is an integral part of the Prospectus offering for 1997. Each shareholder has been mailed or personally received an Annual Report for 1996 with their proxy statement in January, 1997 or when he or she made an original purchase transaction in the Fund subsequent to the January 23, 1997 date of issuance for this report. Any person who desires another copy of the Annual Report for 1996 should request that document from Mrs. Mason.

New Officers
------------

     Mr. Edson L. Bridges II was elected Chairman and Chief Executive Officer, and Mr. Edson L. Bridges III was elected President of the Fund at the April 11, 1997 meeting of the Board of Directors where all other officers were re-elected to their regular positions. Mr. Bridges II turned the portfolio management responsibilities for the Fund over to Mr. Bridges III at the close of business on that date. Mr. Bridges III, known within our organization as Ted, has served for many years as the back-up portfolio manager to Edson. A good number of the common stocks within the present portfolio of the Fund have been Ted's research selections. Edson will serve as the back-up portfolio manager to Ted for the next twelve months. As Chairman, Edson will focus upon the non-portfolio business matters for the Fund for which he has normally exercised responsibility.

     This change in assignments for the two top officers was made at the request of Mr. Bridges II to provide the maximum benefit to the Fund's portfolio from the knowledge and experience accumulated by Mr. Bridges III over a considerable period of time. Both senior officers of the Fund believe their new positions reflect a seamless change for the succession of management that will continue a partnership that utilizes their best personal strengths for the foreseeable future.

Outlook
-------

     The forward tilt to the U.S. economy is still intact after six years of recovery that began in February, 1991. The word tilt was used to create a contrast with a normal cyclical advance that usually materalizes into a boom or burst of energy in the last phase before a recession. Our 1997 economy is not in the typical post-World War II pattern. The Fund's management expects sufficiently positive business conditions to keep the corporate profit environment on a generally positive path.

     The preference by investors for common stocks is likely to remain strong because the relative potential for total returns is expected to be higher for equities than for fixed income securities. The preference for common stocks in U.S. markets has developed an environment for above average price to earnings ratios for many securities. To some degree, stock price levels are, or will be, vulnerable to profit taking or defensive moves by some equity owners. However, trading volume in stocks remains high, and, at this point in time, the market top for the mid-1990's upward phase may not have been reached.
Concluding Thoughts

     The Fund's management will continue to emphasize stock selection based upon consistent earnings growth over long periods of time. Our attention will be upon outstanding opportunities for companies and industries with less concern about the overall economic and market environment.

     The Board of Directors and the management of the Fund have followed a set of investment objectives and principles that have produced consistently positive returns to the shareholders. We are grateful for your investment in our Fund, and we expect to continue to merit your commitment to our shares as we faithfully execute these successful investment strategies.

                                   Sincerely yours,


                                   Edson L. Bridges II, CFA
                                   Chairman


                                   Edson L. Bridges III, CFA
                                   President


ELBII:elc


                                   EXHIBIT 1


                         BRIDGES INVESTMENT FUND, INC.




                             PORTFOLIO TRANSACTIONS
                             DURING THE PERIOD FROM
                    JANUARY 1, 1997, THROUGH MARCH 31, 1997


                                          Bought or       Held After
                                          Received        Transaction

                                           $1,000 Par      $1,000 Par
                Securities
                                            Value (M)       Value (M)
           Common Stocks Unless             or Shares       or Shares
            Described Otherwise

(1)<F1>   Bristol Myers Squibb             3,000            6,000
      Capital One Financial                5,000            5,000
(2)<F2>   Federal Home Loan Mortgage      18,000           24,000
(3)<F3>   NCR                                312              312
(4)<F4>   Nations Bank Corporation         3,000            6,000
      Transaction Systems Architects       2,500            6,500
      West Teleservices                    2,000           13,000
     Various issues of Commercial         36,495M           3,270M
       Paper Notes Purchased during
       1st Qtr., 1997







                                          Sold or         Held After
                                          Exchanged       Transaction
                Securities
                                           $1,000 Par      $1,000 Par
           Common Stocks Unless
                                            Value (M)       Value (M)
            Described Otherwise
                                            or Shares       or Shares


      First USA                           4,000                --
     Various issues of Commercial Paper  36,145M               --
     Notes maturing during
     1st Qtr., 1997



<F1>(1) - Received 3,000 shares from a 2-for-1 stock split on March 1, 1997
<F2>(2) - Received 18,000 shares from a 4-for-1 stock split on January 13, 1997
<F3>(3) - Received in a 1-for-16 stock distribution from A T & T
<F4>(4) - Received 3,000 shares from a 2-for-1 stock split on February 28,
      1997





                                   Exhibit 2


                         BRIDGES INVESTMENT FUND, INC.


                        HISTORICAL FINANCIAL INFORMATION

                Net     Shares       Net Asset      Dividend/ Capital
Valuation      Assets   Outstanding  Value/Share      Share   Gains/Share
  Date

  07-01-63    $  109,000       10,900    $10.00    $   -      $   -
  09-30-63       109,764       10,900     10.07        -          -
  12-31-63       159,187       15,510     10.13       .07         -
  03-31-64       202,354       19,105     10.59       .07         -
  06-30-64       253,932       23,438     10.83       .07         -
  09-30-64       310,307       28,286     10.97       .07         -
  12-31-64       369,149       33,643     10.97       .07         -
  03-31-65       434,523       38,531     11.28       .075       .028
  06-30-65       491,068       44,667     10.99       .07         -
  09-30-65       558,913       47,710     11.71       .07         -
  12-31-65       621,241       51,607     12.04       .07         -
  03-31-66       661,711       55,652     11.89       .085        -
  06-30-66       643,920       57,716     11.16       .07         -
  09-30-66       592,628       58,610     10.11       .07         -
  12-31-66       651,282       59,365     10.97       .07         -

  03-31-67       728,115       60,181     12.10       .085        -
  06-30-67       753,075       61,364     12.27       .07         -
  09-30-67       823,967       62,810     13.12       .07         -
  12-31-67       850,119       64,427     13.20       .07         -
  03-31-68       812,416       65,607     12.38       .105        -
  06-30-68     1,013,629       72,214     14.04       .07         -
  09-30-68     1,046,852       72,633     14.41       .07         -
  12-31-68     1,103,734       74,502     14.81       .07         -
  03-31-69     1,083,278       77,393     14.00       .15         -
  06-30-69     1,030,784       79,169     13.02       .07         -
  09-30-69     1,063,290       83,291     12.77       .07         -
  12-31-69     1,085,186       84,807     12.80       .07         -
  03-31-70     1,061,534       87,349     12.15       .16         -
  06-30-70       843,133       88,367      9.54       .07         -
  09-30-70       959,114       89,417     10.73       .07         -
  12-31-70     1,054,162       90,941     11.59       .07         -
  03-31-71     1,168,919       91,819     12.73       .16         -
  06-30-71     1,198,777       92,573     12.94       .07         -
  09-30-71     1,200,753       92,723     12.95       .07         -
  12-31-71     1,236,601       93,285     13.26       .07         -
  03-31-72     1,285,684       93,661     13.73       .14        .08
  06-30-72     1,228,951       93,834     13.10       .07         -
  09-30-72     1,208,454       92,258     13.10       .07         -
  12-31-72     1,272,570       93,673     13.59       .07         -
  03-31-73     1,152,089       96,695     11.91       .13        .07
  06-30-73     1,073,939       97,943     10.96       .07         -
  09-30-73     1,131,789       99,353     11.39       .07         -
  12-31-73     1,025,521      100,282     10.23       .07         -



EXHIBIT 2 - HISTORICAL FINANCIAL INFORMATION


Valuation       Net     Shares       Net Asset      Dividend/ Capital
  Date         Assets   Outstanding  Value/Share      Share   Gains/Share


  03-31-74       988,697      101,763      9.72       .14         -
  06-30-74       863,820      101,578      8.50       .07         -
  09-30-74       667,051      101,292      6.59       .07         -
  12-31-74       757,545      106,909      7.09       .07         -
  03-31-75       909,125      106,162      8.56       .14         -
  06-30-75     1,028,687      106,517      9.66       .07         -
  09-30-75       954,187      107,651      8.86       .07         -
  12-31-75     1,056,439      111,619      9.46       .07         -
  03-31-76     1,230,953      115,167     10.69       .16         -
  06-30-76     1,265,767      117,506     10.77       .07         -
  09-30-76     1,313,363      121,229     10.83       .07         -
  12-31-76     1,402,661      124,264     11.29       .08         -
  03-31-77     1,335,592      126,714     10.54       .188       .062
  06-30-77     1,456,451      134,575     10.82       .08         -
  09-30-77     1,450,573      139,402     10.41       .08         -
  12-31-77     1,505,147      145,252     10.36       .08         -
  03-31-78     1,418,417      146,380      9.69       .211       .049
  06-30-78     1,523,758      145,470     10.47       .09         -
  09-30-78     1,672,364      150,729     11.10       .09         -
  12-31-78     1,574,097      153,728     10.24       .09         -
  03-31-79     1,724,695      162,627     10.61       .204       .051
  06-30-79     1,773,427      163,640     10.84       .09         -
  09-30-79     1,913,242      167,426     11.43       .09         -
  12-31-79     1,872,059      165,806     11.29       .09         -
  03-31-80     1,769,935      170,882     10.36       .25        .0525
  06-30-80     1,974,288      169,675     11.64       .10         -
  09-30-80     2,204,689      173,549     12.70       .10         -

  12-31-80     2,416,997      177,025     13.65       .10         -
  03-31-81     2,424,976      184,148     13.17       .29        .0868
  06-30-81     2,356,007      186,307     12.65       .11         -
  09-30-81     2,128,956      183,447     11.61       .11         -
  12-31-81     2,315,441      185,009     12.52       .12         -
  03-31-82     2,165,531      194,140     11.15       .39        .19123
  06-30-82     2,074,816      190,067     10.92       .13         -
  09-30-82     2,262,073      189,837     11.92       .13         -
  12-31-82     2,593,411      195,469     13.27       .13         -
  03-31-83     2,815,081      209,390     13.44       .40        .2500
  06-30-83     3,030,744      212,068     14.29       .15         -
  09-30-83     3,210,564      223,059     14.39       .15         -
  12-31-83     3,345,988      229,238     14.60       .15         -
  03-31-84     3,279,542      247,700     13.24       .32        .5000
  06-30-84     3,322,155      262,695     12.65       .16         -
  09-30-84     3,554,876      263,783     13.48       .16         -
  12-31-84     3,727,899      278,241     13.40       .16         -
  03-31-85     4,058,327      300,068     13.52       .22        .6800
  06-30-85     4,351,707      305,496     14.24       .16         -
  09-30-85     4,260,686      310,379     13.73       .16         -
  12-31-85     4,962,325      318,589     15.58       .16         -
  03-31-86     5,663,449      347,479     16.30       .208       .86227
  06-30-86     6,174,120      365,531     16.89       .16         -



EXHIBIT 2 - HISTORICAL FINANCIAL INFORMATION

Valuation       Net     Shares       Net Asset      Dividend/ Capital
  Date         Assets   Outstanding  Value/Share      Share   Gains/Share

  09-30-86     6,392,215      399,871     15.99       ,16         -
  12-31-86     6,701,786      407,265     16.46       .16         -
  03-31-87     8,766,205      491,228     17.85       .196       .79447
  06-30-87     9,214,305      509,569     18.08       .16         -
  09-30-87     9,921,139      530,566     18.70       .16         -
  12-31-87     7,876,275      525,238     15.00       .14        .24513
  03-31-88     8,649,901      565,608     15.29       .16         -
  06-30-88     9,027,829      574,563     15.71       .15         -
  09-30-88     8,986,977      575,956     15.60       .16         -
  12-31-88     8,592,807      610,504     14.07       .38       1.10967
  03-31-89     9,103,009      618,331     14.72        -          -
  06-30-89     9,531,124      614,861     15.50       .16         -
  09-30-89    10,815,006      652,207     16.58       .16         -
  12-31-89    10,895,182      682,321     15.97       .35       0.53769
  03-31-90    11,000,740      695,558     15.82        -          -
  06-30-90    11,521,748      696,414     16.54       .16       0.02646
  09-30-90    10,534,037      706,268     14.92       .16         -
  12-31-90    11,283,448      744,734     15.15       .35       0.40297
  03-31-91    12,685,391      759,477     16.70        -          -
  06-30-91    12,485,281      766,387     16.29       .16         -
  09-30-91    13,225,379      780,213     16.95       .16         -
  12-31-91    14,374,679      831,027     17.30       .34       0.29292
  03-31-92    14,428,305      851,349     16.95        -          -
  06-30-92    14,691,191      863,019     17.02       .15         -
  09-30-92    15,940,013      910,936     17.50       .16         -
  12-31-92    17,006,789      971,502     17.51       .325      0.15944
  03-31-93    18,071,613    1,008,275     17.92        -          -
  06-30-93    17,621,101      992,755     17.75       .15         -
  09-30-93    17,949,559      999,163     17.96       .15         -
  12-31-93    17,990,556    1,010,692     17.80       .3125     0.17075
  03-31-94    17,777,177    1,021,219     17.41        -          -
  06-30-94    17,953,364    1,033,984     17.36       .14         -

  09-30-94    18,472,176    1,036,473     17.82       .15         -
  12-31-94    18,096,297    1,058,427     17.10       .30       0.17874
  03-31-95    19,835,494    1,072,309     18.50        -          -
  06-30-95    21,416,325    1,076,463     19.90       .14         -
  09-30-95    22,527,409    1,082,829     20.80       .14         -
  12-31-95    24,052,746    1,116,620     21.54       .295      0.19289
  03-31-96    26,025,304    1,148,429     22.66         -         -
  06-30-96    27,108,210    1,157,425     23.42       .1325       -
  09-30-96    27,451,784    1,165,788     23.55       .1325       -
  12-31-96    29,249,488    1,190,831     24.56       .285      0.25730
  03-31-97    30,255,441    1,210,627     24.99         -         -




                                   Exhibit 3


                         BRIDGES INVESTMENT FUND, INC.


                REPORTS TO STOCKHOLDERS OF MANAGEMENT COMPANIES

                               In Accordance With

      Rule 30d-1(b) of the General Rules and Regulations Promulgated Under

                 The Investment Company Act of 1940 as Amended

     "If any matter was submitted during the period covered by the shareholder report to a vote of the shareholders, through the solicitation of proxies or otherwise, furnish the following information:"

(1)   Annual Meeting held on February 18, 1997, at 11:00 a.m.

(2) Election of Directors for one year terms (All Directors Stand for Annual Election):




                                     - - - - - -Votes Cast - - - - - -

                                                            Withhold
                                               For All     Authority
Names of Directors                             Nominees   To Vote For
Elected at Meeting                              Except    All Nominees
                                      For

Frederick N. Backer                 1,057,757    None         None
Edson L. Bridges II                 1,057,757    None         None
Edson L. Bridges III                1,057,757    None         None
N. P. Dodge, Jr.                    1,057,757    None         None
John W. Estabrook                   1,057,757    None         None
Jon D. Hoffmaster                   1,057,757    None         None
John J. Koraleski                   1,057,757    None         None
Roger D. Kupka                      1,057,757    None         None
Gary L. Petersen                    1,057,757    None         None
Roy A. Smith                        1,057,757    None         None
L.B. Thomas                         1,057,757    None         None


(3)  A brief description for each matter voted upon at the meeting:




          Matters Voted Upon               For      Against       Abstain

(a) For a proposed investment            1,057,392    None           365
    advisory contract which continues
    the employment of Bridges
    Investment Counsel, Inc. as
    investment adviser to the Fund
    for the period from April 17,
    1997 through April 17, 1998

(b) For the ratification of the          1,046,483    None        11,274
    selection of Arthur Andersen
    LLP as independent auditors
    of the Fund for the Fiscal
    Year ending December 31, 1997



                                      F-1


                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS

                                 MARCH 31, 1997
                                  (Unaudited)

                                                     Number      Market
                                                   of Shares      Value
                Title of Security
      COMMON STOCKS - (73.4%)

Aircraft - Manufacturing  - 2.0%
  The Boeing Co.                                   6,000      $   591,750

Amusements - Recreation - Sporting Goods 0.8%
  NIKE, Inc.                                       4,000      $   247,500

Banking and Finance  - 5.6%
  First National of Nebraska, Inc.                   230      $   793,500
  NationsBank Corporation                          6,000          333,000
  Norwest Corporation                              6,000          277,500
  State Street Boston Corp.                        4,000          277,500
                                                              -----------
                                                              $ 1,681,500
                                                              -----------

Beverages - Soft Drinks  - 2.6%
  PepsiCo, Inc.                                   24,000      $   777,000

Building Materials - Forest Products  - 0.7%
  Georgia Pacific Corp.                            3,000      $   217,500

Chemicals  - 7.2%
  The Dow Chemical Company                         7,000      $   559,125
  Du Pont (E.I.) De Nemours & Company              4,000          424,000
  Eastman Kodak Company                            7,000          532,000
  Monsanto Company                                12,000          459,000
  Morton International, Inc.                       5,000          211,250
                                                              -----------
                                                              $ 2,185,375
                                                              -----------

Computers - Hardware and Software  - 6.9%
  Cisco Systems, Inc.*                             2,000      $    96,250
  Electronic Data Systems Corp.                    4,223          169,448
  HNC Software, Inc.*                              2,000           52,250
  Hewlett-Packard Co.                             12,000          640,500
  International Business Machines Corporation      1,000          137,250
  Microsoft Corporation*                           8,000          733,504
  NCR Corporation*                                   312           10,959
  Sun Microsystems, Inc.*                          2,000           57,750
  Transaction System Architects*                   6,500          178,750
                                                              -----------
                                                              $ 2,076,661
                                                              -----------

Commercial Services - 0.1%
  MemberWorks, Inc.*                               2,000      $    32,500

    * Nonincome-producing security

                                      F-2
                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  (Continued)

                                 MARCH 31, 1997
                                  (Unaudited)

                                                     Number      Market
                                                   of Shares      Value
                Title of Security
       COMMON STOCKS   (Continued)

Drugs - Medicines - Cosmetics  - 7.8%
  Abbott Laboratories                              8,000      $   449,000
  Amgen, Inc.*                                     1,000           55,875
  Bristol-Myers Squibb Co.                         6,000          354,000
  Elan Corporation PLC ADR*                        4,000          136,500
  Johnson & Johnson                               10,000          528,750
  Merck & Co., Inc.                               10,000          842,500
                                                              -----------
                                                              $ 2,366,625
                                                              -----------

Electrical Equipment and Supplies  - 2.0%
  General Electric Co.                             6,000      $   595,500

Electronics  - 3.4%
  Intel Corporation                                4,000      $   556,500
  Motorola, Inc.                                   8,000          484,000
                                                              -----------
                                                              $ 1,040,500
                                                              -----------

Finance - Real Estate  - 2.2%
  Federal Home Loan Mortgage Corporation          24,000      $   654,000

Finance - Services  - 0.6%
  Capital One Financial Corporation                5,000      $   186,250

Food - Miscellaneous Products  - 3.8%
  Philip Morris Companies, Inc.                   10,000      $ 1,141,250

Forest Products & Paper - 1.0%
  Kimberly-Clark Corporation                       3,000      $   298,500

Insurance - Multiline  - 1.4%
  American International Group, Inc.               1,000      $   117,375
  General Re Corp.                                 2,000          316,000
                                                              -----------
                                                              $   433,375
                                                              -----------

Insurance - Municipal Bond  - 1.0%
  MBIA, Inc.                                       3,000      $   287,625
    * Nonincome-producing security

                                      F-3


                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  (Continued)

                                 MARCH 31, 1997
                                  (Unaudited)
                                                     Number      Market
                                                   of Shares      Value
                Title of Security
       COMMON STOCKS   (Continued)

Lumber and Wood Products  - 0.7%
  Weyerhaeuser Company                             5,000      $   223,125

Machinery - Construction & Mining  - 0.8%
  Caterpillar, Inc.                                3,000      $   240,750

Metal Products - Miscellaneous  - 0.8%
  Nucor Corporation                                5,500      $   251,625

Motion Pictures and Theatres  - 1.7%
  Walt Disney Co.                                  7,000      $   510,125

Petroleum Producing  - 7.2%
  Amoco Corporation                                5,000      $   433,125
  Atlantic Richfield Company                       2,000          270,000
  Chevron Corporation                             10,000          696,250
  Exxon Corporation                                4,000          431,000
  Mobil Corporation                                2,000          261,250
  Union Pacific Resources Group                    3,387           90,602
                                                              -----------
                                                              $ 2,182,227
                                                              -----------

Printing and Engraving  - 0.5%
  Deluxe Corp.                                     5,000      $   161,250

Publishing - Newspapers  - 1.1%
  Gannett Co., Inc.                                4,000      $   343,500

Publishing - Electronic  - 1.2%
  Reuters Holdings PLC                             6,000      $   349,128

Restaurants - Food Service  - 0.2%
  Apple South, Inc.                                3,500      $    45,937

Retail Stores - Apparel and Clothing  - 1.5%
  Gap, Inc.                                       14,000      $   469,000

Retail Stores - Building Materials and Home
                   Improvement - 0.5%
  Home Depot, Inc.                                 3,000      $   160,500

    * Nonincome-producing security

                                      F-4



                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  (Continued)

                                 MARCH 31, 1997
                                  (Unaudited)

                                                     Number      Market
                                                   of Shares      Value
                Title of Security
       COMMON STOCKS   (Continued)

Retail Stores - Department  - 1.4%
  Dayton Hudson Corporation                       10,500      $   438,375

Retail Stores - Variety  - 0.7%
  Albertson's Inc.                                 6,500      $   221,000

Telecommunications  - 4.2%
  A T & T Corp.                                    5,000      $   176,250
  GTE Corporation                                 10,000          466,250
  Lucent Technologies, Inc.                        1,620           85,050
  Sprint Corporation                               8,000          363,000
  West Teleservices Corporation*                  13,000          167,375
                                                              -----------
                                                              $ 1,257,925
                                                              -----------

Transportation - Railroads  - 0.8%
  Union Pacific Corporation                        4,000      $   227,000


Utilities - Telecommunications  - 0.4%
  U S West Communications Group                    4,000      $   135,500

Waste Management  - 0.6%
  WMX Technologies, Inc.                           5,500      $   168,438


       TOTAL COMMON STOCKS (Cost - $11,607,493)               $22,198,816

       PREFERRED STOCKS  (0.4%)

Telecommunications - (0.4%)
  AirTouch Communications, Inc. 4.25% Series C     3,000      $   131,250
    Convertible Preferred

       Total Preferred Stocks (Cost - $137,925)               $   131,250

       Total Stocks (Cost - $11,745,418)                      $22,330,066

    *Nonincome-producing security

                                      F-5


                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  (Continued)

                                 MARCH 31, 1997
                                  (Unaudited)

                                                   Principal     Market
                                                     Amount       Value
                Title of Security
      DEBT SECURITIES (25.4%)

Broadcast - Radio and Television (0.1%)-
  Comcast Corporation 3.375% Step-Up
    Convertible Subordinated Debentures
    due September 9, 2005                         $ 50,000    $    46,688

Food - Miscellaneous Products (0.3%) -
  Super Valu Stores, Inc. 8.875%
    Promissory Notes, due June 15, 1999           $100,000    $   103,563

U.S. Government (11.2%) -
  U.S. Treasury, 8.875% Notes,
    due November 15, 1997                          200,000        203,500

  U.S. Treasury, 9.000% Notes,
    due May 15, 1998                               200,000        206,000

  U.S. Treasury, 9.125% Notes,
    due May 15, 1999                               200,000        210,312

  U.S. Treasury, 8.750% Notes,
    due August 15, 2000                            200,000        212,438

  U.S. Treasury, 8.000% Notes,
    due May 15, 2001                               200,000        209,000

  U.S. Treasury, 7.500% Notes,
    due May 15, 2002                               200,000        206,187

  U.S. Treasury, 10.750% Bonds
    due February 15, 2003                          200,000        237,188

  U.S. Treasury, 7.250% Notes,
    due May 15, 2004                               300,000        305,906

  U.S. Treasury, 7.50% Notes,
    due February 15, 2005                          300,000        310,219

  U.S. Treasury, 9.375% Bonds,
    due February 15, 2006                          200,000        231,875

                                      F-6
                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  (Continued)

                                 MARCH 31, 1997
                                  (Unaudited)

                                                   Principal     Market
                                                     Amount       Value
                Title of Security
       DEBT SECURITIES   (Continued)

U.S. Government - (Continued)
  U.S. Treasury, 7.625% Bonds,
    due February 15, 2007                          300,000        307,781

  U.S. Treasury, 8.75% Bonds,
    due November 15, 2008                          200,000        217,938

  U.S. Treasury, 9.125% Bonds,
    due May 15, 2009                               200,000        223,000

  U.S. Treasury, 7.500% Bonds,
    due November 15, 2016                          300,000        308,437
                                                              -----------
                                                              $ 3,389,781
                                                              -----------

Household Appliances and Utensils (0.4%) -
  Maytag Corp., 9.75% Notes,
    due May 15, 2002                              $100,000    $   110,569
Office Equipment and Supplies (0.4%) -
  Xerox Corporation, 9.750%
    Notes, due March 15, 2000                     $100,000    $   107,414

Retail Stores - Broad Line Chains (0.5%) -
  Costco Wholesale Corporation 5.750%
    Convertible Subordinated Debentures,
    due May 15, 2002                              $150,000    $   145,312

Retail Stores - Department (0.9%) -
  Dillard Department Stores, Inc. 7.850%
    Debentures, due October 1, 2012               $150,000    $   152,519

  Sears Roebuck & Co.
    9.375% Debentures, due
    November 1, 2011                               100,000        114,712
                                                              -----------
                                                              $   267,231
                                                              -----------

Textiles - Miscellaneous (0.3%) -
  Guilford Mills, Inc.  6.000%
    Convertible Subordinated Debentures
    due September 15, 2012                        $100,000    $   106,000

                                      F-7



                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  (Continued)

                                 MARCH 31, 1997
                                  (Unaudited)

                                                   Principal     Market
                                                     Amount       Value
                Title of Security
       DEBT SECURITIES   (Continued)

Transportation - Railroads (0.5%) -
  Union Pacific Corporation 6.00%
  Notes, due September 1, 2003                    $  150,000  $   138,724


Commercial Paper - Short Term (10.8%) -
  American Express Credit Corp.
    Commercial Paper Note 5.55%
    due April 1, 1997                             $1,540,000  $ 1,540,000

  Ford Motor Credit Corp.
    Commercial Paper Note 5.5%
    due April 1, 1997                             $1,540,000  $ 1,540,000

  Prudential Funding Corp. Commercial
    Paper Note 5.4% due April 1, 1997             $  190,000  $   190,000
                                                              -----------
                                                              $ 3,270,000
                                                              -----------

      TOTAL DEBT SECURITIES (Cost - $7,702,768)               $ 7,685,282



TOTAL INVESTMENTS IN SECURITIES
  (Cost - $19,448,186)                               (99.2%)  $30,015,348
CASH AND RECEIVABLES
  LESS TOTAL LIABILITIES                              (0.8%)      240,093
                                                              -----------
NET ASSETS, March 31, 1997                          (100.0%)  $30,255,441
                                                              ===========








                   The accompanying notes to financial statements
                     are an integral part of this schedule.



                                      F-9



                         BRIDGES INVESTMENT FUND, INC.



                            STATEMENT OF OPERATIONS


                       FOR THE YEAR ENDED MARCH 31, 1997

                                  (Unaudited)

                                                        AMOUNT          AMOUNT
INVESTMENT INCOME
   Interest                                             $120,095
   Dividends                                             108,948
                                                        --------


        Total Investment Income                                    $229,043

EXPENSES
   Management fees                                      $ 38,327
   Custodian fees                                         10,007
   Professional services                                   2,725
   Insurance                                               2,349
   Bookkeeping services                                    3,609
   Printing and supplies                                   4,413
   Dividend disbursing and transfer
        agent fees                                         3,004
   Computer programming                                    1,125
   Taxes and licenses                                        266
                                                         -------


        Total Expenses                                             $  65,825
                                                                   ---------


           NET INVESTMENT INCOME                                   $ 163,218
                                                                   ---------



REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS, NET

   Net realized gain on transactions in
        investment securities                           $ 107,499

   Net increase in unrealized
        appreciation of investments                       227,369
                                                         --------


        NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS            $  334,868
                                                                   ----------



NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $  498,086
                                                                   ==========

                   The accompanying notes to financial statements
                    are an integral part of this statement.


                                      F-10



                         BRIDGES INVESTMENT FUND, INC.



                      STATEMENTS OF CHANGES IN NET ASSETS


                   FOR THE YEAR ENDED MARCH 31, 1997 AND 1996

                                  (Unaudited)


                                                 1997         1996

INCREASE IN NET ASSETS
  Operations -
     Net investment income                   $   163,218  $  153,898
     Net realized gain/(loss) on transactions
       in investment securities                  107,499     (22,002)
     Net increase in unrealized
       appreciation of investments               227,369   1,143,789
                                             -----------  ----------

           Net increase in net assets
           resulting from operations         $   498,086  $1,275,685

  Net equalization credits                         1,252       1,192
  Distributions to shareholders from -
     Net investment income                          -           -
     Net realized gain from investment
       transactions                                 -           -
  Equalization                                      -           -
  Net capital share transactions                 506,615     695,681
                                             -----------   ----------


           Total Increase in Net Assets      $ 1,005,953  $1,972,558


NET ASSETS:
  Beginning of year                           29,249,488  24,052,746
                                              ----------  ----------


  End of year (including accumulated
     undistributed net investment income
     of $169,202 and $159,289 respectively)  $30,255,441    $26,025,304
                                             ===========    ===========






                   The accompanying notes to financial statements
                   are an integral part of these statements.


                         BRIDGES INVESTMENT FUND, INC.


                         NOTES TO FINANCIAL STATEMENTS


                                 MARCH 31, 1997

                                  (Unaudited)


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
     ------------------------------------------


          Bridges Investment Fund, Inc. (Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The primary investment objective of the Fund is long-term capital appreciation. In pursuit of that objective, the Fund invests primarily in common stocks. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     A.  Investments -
         -----------

               Security transactions are recorded on the trade date at purchase cost or sales proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.

               Securities owned are reflected in the accompanying statement of assets and liabilities and the schedule of portfolio investments at quoted market value. Quoted market value represents the last recorded sales price on the last business day of the calendar year for securities traded on a national securities exchange. If no sales were reported on that day, quoted market value represents the closing bid price. The cost of investments reflected in the statement of assets and liabilities and the schedule of portfolio investments is the same as the basis used for Federal income tax purposes. The difference between cost and quoted market value of securities is reflected separately as unrealized appreciation (depreciation) as applicable.



                                                   1997          1996    Net Change

          Net unrealized appreciation (depreciation):

          Aggregate gross unrealized
             appreciation on securities     $10,868,820  $8,172,188

          Aggregate gross unrealized
             depreciation on securities        (301,658)   (191,551)


                         Net                $10,567,162  $7,980,637 $2,586,525




          The net realized gain (loss) from the sales of securities is determined for income tax and accounting purposes on the basis of the cost of specific securities. The gain computed on the basis of average cost would have been substantially the same as that reflected in the accompanying statement of operations.

     B. Federal Income Taxes -
        --------------------

               It is the Fund's policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, including the distribution of substantially all taxable income including net realized gains on sales of investments. Therefore, no provision is made for Federal income taxes.

     C. Distribution To Shareholders -
        ----------------------------

               The Fund accrues dividends to shareholders on the ex-dividend date.

     D. Equalization -
        ------------

               The Fund uses the accounting practice of equalization by which a portion of the proceeds from sales and costs of redemption of capital shares, equivalent on a per share basis to the amount of undistributed net investment income on the date of the transactions, is credited or charged to undistributed income. As a result, undistributed net investment income per share is unaffected by sales or redemption of capital shares.

     E. Use of Estimates
        ----------------

               The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.



(2)  INVESTMENT ADVISORY CONTRACT
     ----------------------------

          Under an Investment Advisory Contract, Bridges Investment Counsel, Inc. (Investment Adviser) furnishes investment advisory services and performs certain administrative functions for the Fund. In return, the Fund has agreed to pay the Investment Adviser a fee computed on a quarterly basis at the rate of 1/8 of 1% of the average net asset value of the Fund during the quarter, equivalent to 1/2 of 1% per annum. Certain officers and directors of the Fund are also officers and directors of the Investment Adviser. These officers do not receive any compensation from the Fund other than that which is received indirectly through the Investment Adviser.

          The contract between the Fund and the Investment Adviser provides that total expenses of the Fund in any year, exclusive of stamp and other taxes, but including fees paid to the Investment Adviser, shall not exceed, in total, a maximum of 1 and 1/2% of the average month end net asset value of the Fund for the year. Amounts, if any, expended in excess of this limitation are reimbursed by the Investment Adviser as specifically identified in the Investment Advisory Contract.

(3)  DIVIDEND DISBURSING AND TRANSFER AGENT
     ---------------------------------------

          Effective October 1, 1987, dividend disbursing and transfer agent services are provided by Bridges Investor Services, Inc. (Transfer Agent). The fees paid to the Transfer Agent are intended to approximate the cost to the Transfer Agent for providing such services. Certain officers and directors of the Fund are also officers and directors of the Transfer Agent.




(4)       SECURITY TRANSACTIONS
          ---------------------

          The cost of long-term investment purchases during the years ended March 31, was:



                                                         1997           1996
      United States government obligations            $    -         $  493,695
      Other Securities                                   310,716        806,978

                    Total Cost                        $  310,716     $1,300,673




            Net proceeds from sales of long-term investments during the years ended March 31, were:



                                                         1997           1996

      United States government obligations            $    -         $  223,527
      Other Securities                                   211,481        446,090


                     Total Net Proceeds               $  211,481     $  669,617



                     Total Cost Basis of
                       Securities Sold                $  103,982     $  691,619



(5)  NET ASSET VALUE
     ---------------

           The net asset value per share represents the effective price for all subscriptions and redemptions.

(6)  CAPITAL STOCK
     -------------

      Shares of capital stock issued and redeemed are as follows:



                                                         1997           1996

            Shares sold                                   36,077         35,667
            Shares issued to shareholders in
              reinvestment of net investment
              income and realized gain from
              security transactions                        5,782          6,680

                                                          41,859         42,347
            Shares redeemed                               22,063         10,538

              Net increase                                19,796         31,809




      Value of capital stock issued and redeemed is as follows:



                                                         1997            1996

             Shares sold                              $  918,980     $  786,721
             Shares issued to shareholders in
               reinvestment of net investment
               income and realized gain from
               security transactions                     147,024        144,137

                                                      $1,066,004     $  930,858
             Shares redeemed                             559,389        235,177

               Net increase                           $  506,615     $  695,681









(7)  DISTRIBUTION TO SHAREHOLDERS
     ----------------------------

             On April 11, 1997 a distribution of $.1325 per share aggregating $160,379.48 was declared to shareholders of record on April 11, 1997, to be payable on April 25, 1997.



(8)  DERIVATIVE FINANCIAL INSTRUMENTS
     --------------------------------

             In October, 1994, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 119, Disclosure about Derivative Financial Investments and Fair Value of Financial Instruments. The Fund has not entered into any such investment or investment contracts. A covered call option contract is a form of a financial derivative instrument. The Fund's investment and policy restrictions do permit the Fund to sell or write covered call option contracts under certain circumstances and limitations as set forth in the Fund's prospectus.